Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Land	$10,165,969	$10,333,822	$345,497
Buildings and improvements	78,963,937	85,409,580	2,855,553
Machinery and equipment	108,087,970	112,996,670	3,777,889
Other equipment	6,463,160	6,715,694	224,530
Construction in progress and machinery in transit	10,911,552	16,637,561	556,254

	$214,592,588	$232,093,327	$7,759,723

For the year ended December 31, 2017

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$3,365,013	$96,258,175	$248,200,756	$8,474,661	$7,713,542	$364,012,147
Additions	—	350,434	102,301	130,659	23,094,288	23,677,682
Disposals	—	(609,294)	(8,449,949)	(763,937)	(73,248)	(9,896,428)
Reclassification	(35,965)	6,483,392	18,331,738	174,947	(25,428,464)	(474,352)
Effect of foreign currency exchange differences	(70,530)	(2,294,779)	(4,986,843)	(204,250)	557,595	(6,998,807)

Balance at December 31, 2017	$3,258,518	$100,187,928	$253,198,003	$7,812,080	$5,863,713	$370,320,242

Accumulated depreciation and impairment

Balance at January 1, 2017	$—	$38,229,544	$175,499,994	$6,385,080	$17,288	$220,131,906
Depreciation expenses	—	5,156,558	22,722,307	746,422	—	28,625,287
Impairment losses recognized	—	2,310	286,880	368	—	289,558
Disposals	—	(478,903)	(7,540,654)	(720,319)	(17,288)	(8,757,164)
Reclassification	—	(210,080)	34,452	(24,117)	—	(199,745)
Effect of foreign currency exchange differences	—	(784,365)	(3,990,174)	(163,467)	—	(4,938,006)

Balance at December 31, 2017	$—	$41,915,064	$187,012,805	$6,223,967	$—	$235,151,836

For the year ended December 31, 2018

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$3,258,518	$100,187,928	$253,198,003	$7,812,080	$5,863,713	$370,320,242
Additions	—	144,898	192,673	84,860	38,669,807	39,092,238
Disposals	—	(677,206)	(26,493,282)	(2,251,060)	(34,902)	(29,456,450)
Reclassification	—	5,388,709	32,060,513	2,148,211	(39,612,324)	(14,891)
Acquisition through business combinations (Note 30)	6,880,400	37,127,957	95,810,062	11,122,171	5,781,189	156,721,779
Effect of foreign currency exchange differences	27,051	(464,275)	(929,579)	(78,095)	244,069	(1,200,829)

Balance at December 31, 2018	$10,165,969	$141,708,011	$353,838,390	$18,838,167	$10,911,552	$535,462,089

Accumulated depreciation and impairment

Balance at January 1, 2018	$—	$41,915,064	$187,012,805	$6,223,967	$—	$235,151,836
Depreciation expenses	—	6,325,948	31,751,251	1,816,587	—	39,893,786
Impairment losses recognized	—	29,531	97,680	5,860	—	133,071
Disposals	—	(491,033)	(25,704,778)	(2,070,302)	—	(28,266,113)
Reclassification	—	(265)	—	—	—	(265)
Acquisition through business combinations (Note 30)	—	15,097,920	53,210,063	6,428,174	—	74,736,157
Effect of foreign currency exchange differences	—	(133,091)	(616,601)	(29,279)	—	(778,971)

Balance at December 31, 2018	$—	$62,744,074	$245,750,420	$12,375,007	$—	$320,869,501

For the year ended December 31, 2019

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$10,165,969	$141,708,011	$353,838,390	$18,838,167	$10,911,552	$535,462,089
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	(458,045)	—	(458,045)
Adjusted balance at January 1, 2019	10,165,969	141,708,011	353,838,390	18,380,122	10,911,552	535,004,044
Additions	—	806,844	413,008	76,671	61,777,364	63,073,887
Disposals	—	(983,690)	(19,139,634)	(2,507,440)	—	(22,630,764)
Reclassification	—	13,601,469	41,302,651	3,062,838	(57,221,627)	745,331
Acquisitions through business combinations (Note 30)	189,111	1,044,383	5,507,315	43,611	250,455	7,034,875
Effect of foreign currency exchange differences	(21,258)	(2,204,057)	(5,176,282)	(300,686)	919,817	(6,782,466)

Balance at December 31, 2019	$10,333,822	$153,972,960	$376,745,448	$18,755,116	$16,637,561	$576,444,907

Accumulated depreciation and impairment

Balance at January 1, 2019	$—	$62,744,074	$245,750,420	$12,375,007	$—	$320,869,501
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	(180,966)	—	(180,966)
Adjusted balance at January 1, 2019	—	62,744,074	245,750,420	12,194,041	—	320,688,535
Depreciation expense	—	6,989,392	35,747,308	2,503,967	—	45,240,667
Impairment losses recognized	—	78,562	102,056	20,388	—	201,006
Disposals	—	(881,149)	(18,640,266)	(2,503,438)	—	(22,024,853)
Reclassification	—	210,558	83,777	(103)	—	294,232
Acquisitions through business combinations (Note 30)	—	445,682	4,000,338	19,028	—	4,465,048
Effect of foreign currency exchange differences	—	(1,023,739)	(3,294,855)	(194,461)	—	(4,513,055)

Balance at December 31, 2019	$—	$68,563,380	$263,748,778	$12,039,422	$—	$344,351,580

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery in Transit	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2019	$339,885	$4,737,814	$11,830,103	$629,828	$364,813	$17,902,443
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	(15,314)	—	(15,314)
Adjusted balance at January 1, 2019	339,885	4,737,814	11,830,103	614,514	364,813	17,887,129
Additions	—	26,976	13,808	2,564	2,065,441	2,108,789
Disposals	—	(32,888)	(639,908)	(83,833)	—	(756,629)
Reclassification	—	454,746	1,380,898	102,402	(1,913,127)	24,919
Acquisitions through business combinations (Note 30)	6,323	34,917	184,130	1,458	8,374	235,202
Effect of foreign currency exchange differences	(711)	(73,689)	(173,062)	(10,053)	30,753	(226,762)

Balance at December 31, 2019	$345,497	$5,147,876	$12,595,969	$627,052	$556,254	$19,272,648

Accumulated depreciation and impairment

Balance at January 1, 2019	$-	$2,097,762	$8,216,330	$413,741	$-	$10,723,833
Adjustments on initial application of IFRS 16 (Note 3)	-	-	-	(6,050)	-	(6,050)
Adjusted balance at January 1, 2019	-	2,097,762	8,216,330	407,691	-	10,721,783
Depreciation expense	-	233,681	1,195,162	83,717	-	1,512,560
Impairment losses recognized	-	2,626	3,412	682	-	6,720
Disposals	-	(29,460)	(623,212)	(83,699)	-	(736,371)
Reclassification	-	7,040	2,801	(3)	-	9,838
Acquisitions through business combinations (Note 30)	-	14,901	133,746	636	-	149,283
Effect of foreign currency exchange differences	-	(34,227)	(110,159)	(6,502)	-	(150,888)

Balance at December 31, 2019	$-	$2,292,323	$8,818,080	$402,522	$-	$11,512,925

Summary of Property, Plant and Equipment Useful Lives
Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-20 years
Machinery and equipment	2-10 years
Other equipment	2-20 years